Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2022	Aug. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid (as computed in accordance with SEC rules) and certain financial performance of the
Company. For further information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis” above.

Pay Versus Performance Table

Year	Summary Compensation Table Total for First PEO ($) (1)	Summary Compensation Table Total for Second PEO ($) (1)	Compensation Actually Paid to First PEO ($) (1)	Compensation Actually Paid to Second PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (2)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ millions)	Selected Measure: Adjusted EBIT ($ millions) (4)
							Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)

(a)	(b)(1)	(b)(2)	(c)(1)	(c)(2)	(d)	(e)	(f)	(g)	(h)	(i)

2024	9,823,635	N/A	10,767,575	N/A	2,652,287	2,875,437	$112.57	$161.74	$391	$835

2023	9,694,005	N/A	11,810,556	N/A	3,304,165	3,703,188	$111.74	$165.83	$269	$664

2022	10,614,474	6,602,134	1,261,318	4,482,433	3,972,278	2,812,149	$83.78	$142.31	$192	$633

2021	6,775,219	N/A	4,817,133	N/A	2,255,922	2,040,574	$108.95	$146.30	$264	$620

2020	6,473,355	N/A	2,367,048	N/A	2,257,115	799,916	$93.91	$118.05	$122	$537

(1)
The first principal executive officer (“PEO”) for 2024 and 2023 was Mr. Villavarayan, our CEO, and the only PEO during 2024 and 2023. The first PEO for 2022, 2021 and 2020 was Robert Bryant who served as our CEO for the full years of 2020 and 2021 and through August 31, 2022 for 2022. The second PEO for 2022 was our current Board Chair, Mr. Sachdev, who served as our interim CEO from August 31, 2022 through December 31, 2022. The dollar amounts reported in column (b)(1) for the first PEO are the amounts of total compensation reported for Mr. Villavarayan for 2024 and 2023 and for Mr. Bryant for 2022, 2021 and 2020 in the “Total” column of the Summary Compensation Table in the Company’s proxy statement for each such applicable year. The dollar amount reported in column (b)(2) for the second PEO is the amount of total compensation reported for Mr. Sachdev for 2022 in the “Total” column of the Summary Compensation Table in the Company’s proxy statement for such year. Reconciliation of Compensation Actually Paid for all PEOs reported in columns (c)(1) and (c)(2) are set forth below.

(2)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group, excluding Mr. Villavarayan for 2024 and 2023, Mr. Bryant for 2022, 2021 and 2020 and Mr. Sachdev for 2022, in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding Messrs. Villavarayan, Bryant and Sachdev) for purposes of calculating the average amounts in each applicable year are as follows: (a) for 2024, Messrs. Anderson, Weaver and Awada and Ms. Bausch; (b) for 2023, Mr. Anderson, Sean Lannon (our former Senior Vice President, Chief Financial Officer), Brian Berube (our former Senior Vice President, General Counsel and Corporate Secretary), Mr. Weaver and Mr. Awada; (c) for 2022, Messrs. Lannon, Weaver, Berube and Awada; (d) for 2021, Messrs. Lannon and Berube, Ms. Bausch and Jacqueline Scanlan (our former Senior Vice President and Chief Human Resources Officer); and (e) for 2020, Messrs. Lannon, Berube, Weaver and Awada and Steven Markevich (our former Executive Vice President and President, Transportation Coatings and Greater China). A reconciliation of Average Compensation Actually Paid to
Non-PEO
NEOs reported in column (e) is set forth below.

(3)
For each year, total shareholder return for the Company and the peer group was calculated in accordance with Item 201(e) and Item 402(v) of Regulation
S-K.
For purposes of this pay versus performance disclosure, our peer group is the same peer group used for purposes of the performance graph included in the Company’s Annual Reports on Form
10-K
and reflects the S&P 400 Materials Index for the fiscal years ended December 31, 2024, 2023, 2022 and 2021 and the S&P 500 Chemicals Index for the fiscal year ended December 31, 2020.

(4)
The Company has determined that Adjusted EBIT is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to Company performance. Adjusted EBIT for compensation purposes is Adjusted EBIT, as externally reported for the applicable fiscal year, further adjusted to reflect certain items for each such fiscal year. The adjustments to 2024 Adjusted EBIT are described in the “Compensation Discussion and Analysis” section of this definitive proxy statement. The adjustments to 2023, 2022, 2021 and 2020 Adjusted EBIT are described in the Company’s definitive proxy statements filed on April 24, 2024, April 25, 2023, April 22, 2022 and March 29, 2021, respectively. In addition to such adjustments, Adjusted EBIT for 2023, 2021 and 2020, as presented above, differs from externally-reported Adjusted EBIT because (a) 2023 Adjusted EBIT, as presented above, deducts amortization of acquired intangibles and adds step-up
depreciation from the acquisition of DuPont Performance Coatings; and (b) for consistency of presentation, Adjusted EBIT for 2021 and 2020, as presented above, adds step-up
depreciation from the acquisition of DuPont Performance Coatings. 2022 Adjusted EBIT as presented above and as externally reported each include step-up
depreciation from the acquisition of DuPont Performance Coatings, as the changes to our presentation of Adjusted EBIT, as discussed in Appendix A, have not been reflected in our externally-reported 2022 Adjusted EBIT.

A reconciliation of the PEO Summary Compensation
Table
total compensation to the
Compensation
Actually Paid (“CAP”) is provided in the following tables for each PEO shown in the table above.
First PEO SCT Total Compensation to CAP Reconciliation

Year	Summary Compensation Table Total for First PEO ($)	Minus SCT Equity Awards ($)	Plus Year End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested ($)	Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Compensation Actually Paid for First PEO ($)

2024	9,823,635	-6,669,447	7,338,916	312,137	-37,666	—	10,767,575

2023	9,694,005	-6,397,949	8,514,500	—	—	—	11,810,556

2022	10,614,474	-4,877,099	—	—	-17,101	-4,458,956	1,261,318

2021	6,775,219	-4,670,206	3,738,946	-959,254	-67,571	—	4,817,133

2020	6,473,355	-4,434,836	2,678,297	-1,476,578	-471,539	-401,652	2,367,048
Second PEO SCT Total Compensation to CAP Reconciliation

Year	Summary Compensation Table Total for Second PEO ($)	Minus SCT Equity Awards ($)	Plus Year End Fair Value of Equity Awards Granted in the Year that are outstanding and unvested ($)	Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Compensation Actually Paid for Second PEO ($)

2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A

2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A

2022	6,602,134	-6,199,964	4,133,170	—	-52,907	—	4,482,433

2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A

2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A reconciliation of the average
Non-PEO
NEO Summary Compensation Table total compensation to CAP is provided in the following table.
Average
Non-PEO
NEOs SCT Total Compensation to CAP Reconciliation

Year	Summary Compensation Table Total for Non-PEO NEOs ($)	Minus SCT Equity Awards ($)	Plus Year End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested ($)	Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Compensation Actually Paid for Non-PEO NEOs ($)

2024	2,652,287	-1,299,130	1,429,532	101,719	-8,971	—	2,875,437

2023	3,304,165	-1,747,784	1,942,007	185,237	176,711	-157,148	3,703,188

2022	3,972,278	-2,241,421	1,689,708	-473,166	-101,196	-34,053	2,812,149

2021	2,255,922	-1,328,274	1,185,299	-88,626	16,253	—	2,040,574

2020	2,257,115	-1,013,473	439,929	-193,334	-130,871	-559,448	799,916
The seven items listed below represent the most important financial performance measures used by the Company to link compensation actually paid to our NEOs for 2024 to the Company’s financial performance.

Company Selected Measure Name			Adjusted EBIT
Named Executive Officers, Footnote	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group, excluding Mr. Villavarayan for 2024 and 2023, Mr. Bryant for 2022, 2021 and 2020 and Mr. Sachdev for 2022, in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding Messrs. Villavarayan, Bryant and Sachdev) for purposes of calculating the average amounts in each applicable year are as follows: (a) for 2024, Messrs. Anderson, Weaver and Awada and Ms. Bausch; (b) for 2023, Mr. Anderson, Sean Lannon (our former Senior Vice President, Chief Financial Officer), Brian Berube (our former Senior Vice President, General Counsel and Corporate Secretary), Mr. Weaver and Mr. Awada; (c) for 2022, Messrs. Lannon, Weaver, Berube and Awada; (d) for 2021, Messrs. Lannon and Berube, Ms. Bausch and Jacqueline Scanlan (our former Senior Vice President and Chief Human Resources Officer); and (e) for 2020, Messrs. Lannon, Berube, Weaver and Awada and Steven Markevich (our former Executive Vice President and President, Transportation Coatings and Greater China). A reconciliation of Average Compensation Actually Paid to
Non-PEO
			NEOs reported in column (e) is set forth below.
Peer Group Issuers, Footnote	For each year, total shareholder return for the Company and the peer group was calculated in accordance with Item 201(e) and Item 402(v) of Regulation
S-K.
For purposes of this pay versus performance disclosure, our peer group is the same peer group used for purposes of the performance graph included in the Company’s Annual Reports on Form
10-K
			and reflects the S&P 400 Materials Index for the fiscal years ended December 31, 2024, 2023, 2022 and 2021 and the S&P 500 Chemicals Index for the fiscal year ended December 31, 2020.
Adjustment To PEO Compensation, Footnote

A reconciliation of the PEO Summary Compensation
Table
total compensation to the
Compensation
Actually Paid (“CAP”) is provided in the following tables for each PEO shown in the table above.
First PEO SCT Total Compensation to CAP Reconciliation

Year	Summary Compensation Table Total for First PEO ($)	Minus SCT Equity Awards ($)	Plus Year End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested ($)	Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Compensation Actually Paid for First PEO ($)

2024	9,823,635	-6,669,447	7,338,916	312,137	-37,666	—	10,767,575

2023	9,694,005	-6,397,949	8,514,500	—	—	—	11,810,556

2022	10,614,474	-4,877,099	—	—	-17,101	-4,458,956	1,261,318

2021	6,775,219	-4,670,206	3,738,946	-959,254	-67,571	—	4,817,133

2020	6,473,355	-4,434,836	2,678,297	-1,476,578	-471,539	-401,652	2,367,048
Second PEO SCT Total Compensation to CAP Reconciliation

Year	Summary Compensation Table Total for Second PEO ($)	Minus SCT Equity Awards ($)	Plus Year End Fair Value of Equity Awards Granted in the Year that are outstanding and unvested ($)	Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Compensation Actually Paid for Second PEO ($)

2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A

2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A

2022	6,602,134	-6,199,964	4,133,170	—	-52,907	—	4,482,433

2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A

2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Non-PEO NEO Average Total Compensation Amount			$ 2,652,287	$ 3,304,165	$ 3,972,278	$ 2,255,922	$ 2,257,115
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,875,437	3,703,188	2,812,149	2,040,574	799,916
Adjustment to Non-PEO NEO Compensation Footnote
A reconciliation of the average
Non-PEO
NEO Summary Compensation Table total compensation to CAP is provided in the following table.
Average
Non-PEO
NEOs SCT Total Compensation to CAP Reconciliation

Year	Summary Compensation Table Total for Non-PEO NEOs ($)	Minus SCT Equity Awards ($)	Plus Year End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested ($)	Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Compensation Actually Paid for Non-PEO NEOs ($)

2024	2,652,287	-1,299,130	1,429,532	101,719	-8,971	—	2,875,437

2023	3,304,165	-1,747,784	1,942,007	185,237	176,711	-157,148	3,703,188

2022	3,972,278	-2,241,421	1,689,708	-473,166	-101,196	-34,053	2,812,149

2021	2,255,922	-1,328,274	1,185,299	-88,626	16,253	—	2,040,574

2020	2,257,115	-1,013,473	439,929	-193,334	-130,871	-559,448	799,916
The seven items listed below represent the most important financial performance measures used by the Company to link compensation actually paid to our NEOs for 2024 to the Company’s financial performance.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Measures Used by Axalta to Link Executive Compensation Actually Paid to Company Performance
Adjusted EBIT
Free Cash Flow
Adjusted EBIT Margin
Adjusted EBITDA
Relative Total Shareholder Return
Adjusted EPS
Return on Invested Capital
Please see “Annual Performance-Based Compensation” and “Long-Term Equity Incentive Awards” beginning on pages 49 and 53, respectively, for descriptions of how these metrics are used in our executive compensation program.

Total Shareholder Return Amount			$ 112.57	111.74	83.78	108.95	93.91
Peer Group Total Shareholder Return Amount			161.74	165.83	142.31	146.3	118.05
Net Income (Loss)			$ 391,000,000	$ 269,000,000	$ 192,000,000	$ 264,000,000	$ 122,000,000
Company Selected Measure Amount			835,000,000	664,000,000	633,000,000	620,000,000	537,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBIT
Measure:: 2
Pay vs Performance Disclosure
Name			Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted EBIT Margin
Measure:: 4
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
Measure:: 6
Pay vs Performance Disclosure
Name			Adjusted EPS
Measure:: 7
Pay vs Performance Disclosure
Name			Return on Invested Capital
Mr. Villavarayan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 9,823,635	$ 9,694,005
PEO Actually Paid Compensation Amount			10,767,575	$ 11,810,556
PEO Name				Mr. Villavarayan
Mr. Sachdev [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 6,602,134
PEO Actually Paid Compensation Amount					4,482,433
PEO Name	Mr. Sachdev
Robert Bryant [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					10,614,474	$ 6,775,219	$ 6,473,355
PEO Actually Paid Compensation Amount					$ 1,261,318	$ 4,817,133	2,367,048
PEO Name		Robert Bryant			Robert Bryant	Robert Bryant
PEO | Mr. Villavarayan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,338,916	$ 8,514,500
PEO | Mr. Villavarayan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			312,137	0
PEO | Mr. Villavarayan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(37,666)	0
PEO | Mr. Villavarayan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Mr. Villavarayan [Member] | Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,669,447)	(6,397,949)
PEO | Mr. Sachdev [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 4,133,170
PEO | Mr. Sachdev [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Sachdev [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(52,907)
PEO | Mr. Sachdev [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Sachdev [Member] | Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(6,199,964)
PEO | Robert Bryant [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	$ 3,738,946	2,678,297
PEO | Robert Bryant [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(959,254)	(1,476,578)
PEO | Robert Bryant [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(17,101)	(67,571)	(471,539)
PEO | Robert Bryant [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(4,458,956)	0	(401,652)
PEO | Robert Bryant [Member] | Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(4,877,099)	(4,670,206)	(4,434,836)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,429,532	1,942,007	1,689,708	1,185,299	439,929
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			101,719	185,237	(473,166)	(88,626)	(193,334)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,971)	176,711	(101,196)	16,253	(130,871)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(157,148)	(34,053)	0	(559,448)
Non-PEO NEO | Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,299,130)	$ (1,747,784)	$ (2,241,421)	$ (1,328,274)	$ (1,013,473)